Impairment Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Components of the impairment charges
Impairment charge	$ 257	$ 2,818	$ 800	$ 1,800	$ 257	$ 2,818	$ 2,997	$ 2,655	$ 1,867
Equipment [Member]
Components of the impairment charges
Impairment charge							2,997	2,655
Vessels [Member]
Components of the impairment charges
Impairment charge									$ 1,867